J.P. MORGAN INCOME FUNDS

JPMORGAN TRUST I

JPMorgan Short Duration Core Plus Fund

JPMORGAN TRUST II

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

(All Share Classes)

(the “Funds”)

Supplement dated May 23, 2023

to the current Summary Prospectuses and Prospectuses, as supplemented

CORE BOND FUND

Portfolio Manager Retirement In Early 2024. Steven Lear has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) in early 2024. Mr. Lear will continue to serve on the portfolio management team of the JPMorgan Core Bond Fund (the “Fund”). In order to provide additional depth and continuity to the portfolio management team, Andrew Melchiorre and Edward Fitzpatrick III will be added to the portfolio management team of the Fund effective immediately.

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectuses and Prospectuses are deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Richard D. Figuly	2015	Managing Director
Justin Rucker	2019	Managing Director
Steven Lear*	2021	Managing Director
Andrew Melchiorre	2023	Managing Director
Edward Fitzpatrick III	2023	Managing Director

*	Mr. Lear has announced his retirement from JPMIM effective early 2024. Until his retirement, Mr. Lear will continue to serve on the portfolio management team.

CORE PLUS BOND FUND

Portfolio Manager Retirement In Early 2024. Steven Lear has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) in early 2024. Mr. Lear will continue to serve on the portfolio management team of the JPMorgan Core Plus Bond Fund (the “Fund”) until his retirement. In order to provide additional depth and continuity to the portfolio management team, Kay Herr will be added to the portfolio management team of the Fund effective immediately.

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectuses and Prospectuses are deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Steven Lear*	2019	Managing Director
Richard D. Figuly	2019	Managing Director
J. Andrew Norelli	2019	Managing Director
Lisa Coleman	2020	Managing Director
Thomas Hauser	2020	Managing Director
Kay Herr	2023	Managing Director

*	Mr. Lear has announced his retirement from JPMIM effective early 2024. Until his retirement, Mr. Lear will continue to serve on the portfolio management team.

SUP-INC-523

SHORT DURATION CORE PLUS FUND

Portfolio Manager Retirement In Early 2024. Steven Lear has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) in early 2024. Mr. Lear will continue to serve on the portfolio management team of the JPMorgan Short Duration Core Plus Fund (the “Fund”) until his retirement. In order to provide additional depth and continuity to the portfolio management team, Kay Herr will be added to the portfolio management team of the Fund effective immediately.

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectuses and Prospectuses are deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Steven Lear*	2021	Managing Director
Cary Fitzgerald	2021	Managing Director
Kay Herr	2023	Managing Director

*	Mr. Lear has announced his retirement from JPMIM effective early 2024. Until his retirement, Mr. Lear will continue to serve on the portfolio management team.

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Core Bond Fund, Core Plus Bond Fund and Short Duration Core Plus Fund” section of the Funds Prospectuses is hereby deleted in its entirety and replaced with the following:

Core Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by research teams who provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objective of the Fund.

Richard Figuly, Managing Director, is the lead portfolio manager responsible for the day-to-day management of the Fund. An employee of JPMIM or predecessor firms since 1993 and member of the portfolio management team since September 2015, Mr. Figuly is a member of JPMIM’s Global Fixed Income, Currency and Commodities Group (GFICC) and head of GFICC’s Core Bond team with responsibility for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. An employee of JPMIM since 2006 and a portfolio manager of the Fund since 2019, Justin Rucker, Managing Director, is a member of GFICC and a portfolio manager responsible for managing Long Duration and Core Bond institutional taxable bond portfolios. An employee of JPMIM since 2008 and a portfolio manager of the Fund since January 2021, Steven Lear, Managing Director and CFA charterholder, is the U.S. Chief Investment Officer within the GFICC team responsible for oversight and management of fixed income investment strategies in the U.S. An employee of JPMIM since 2012 and a portfolio manager of the Fund since 2023, Mr. Melchiorre, Managing Director and CFA charterholder, is a member of the GFICC group responsible for managing Core Bond institutional taxable bond portfolios and fund vehicles. An employee of JPMIM since 2013 and a portfolio manager of the Fund since 2023, Mr. Fitzpatrick, Managing Director and CFA charterholder, is the head of GFICC’s U.S. Rates Team, responsible for managing government bond portfolios for institutional clients, as well as recommending U.S. rates & derivatives strategies across GFICC portfolios.

Core Plus Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

The portfolio management team for the Fund consists of Steven Lear, Managing Director and CFA charterholder, Richard Figuly, Managing Director, J. Andrew Norelli, Managing Director, Lisa Coleman, Managing Director and CFA charterholder, Thomas Hauser, Managing Director and CFA charterholder, and Kay Herr, Managing Director and CFA charterholder. The team also includes additional portfolio managers who make day-to-day decisions concerning all alternative strategies such as emerging market debt. An employee of JPMIM since 2008, Mr. Lear is the U.S. Chief Investment Officer within the Global Fixed Income, Currency & Commodities Group (GFICC) and has been part of the team responsible for management of the Fund since 2013. Mr. Figuly became part of the team responsible for management of the Fund in 2006. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the GFICC team and head of GFICC’s Core Bond team responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. Mr. Norelli is a portfolio manager within the GFICC team, where he focuses on multi-asset class portfolios, asset allocation, macroeconomic strategy, and global market dynamics. Ms. Coleman is responsible for managing investment grade corporate credit investments for the Fund. A portfolio manager of the Fund since July 2020 and an employee of JPMIM since 2008, Ms. Coleman is the Global Head of Investment Grade Corporate Credit within the GFICC Team. Mr. Hauser is responsible for managing high yield investments for the Fund. A portfolio manager of the Fund since July 2020 and employee of JPMIM or its affiliates since 2004, Mr. Hauser is a senior portfolio manager for the GFICC Global High Yield team. In this role, he is responsible for managing high yield total return strategies and sub-advised mutual fund assets with an emphasis on the U.S. dollar high yield market. An employee of JPIMM since 1999 and a portfolio manager of the Fund since 2023, Ms. Herr is a member of the Asset Management Investment Committee (AMIC) and head of Research for the GFICC team.

Short Duration Core Plus Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are Steven Lear, Managing Director and CFA charterholder, Cary Fitzgerald, Managing Director, and Kay Herr, Managing Director and CFA charterholder. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate a duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers. An employee of JPMIM since 2008, Mr. Lear is responsible for overseeing U.S. broad market strategies for the Macro Driven investment team and has been part of the team responsible for management of the Fund since 2017. An employee of JPMIM and/or affiliated firms since 2000 and a portfolio manager of the Fund since 2017, Mr. Fitzgerald is a portfolio manager in the Global Fixed Income, Currency & Commodities Group (GFICC) and oversees JPMIM’s short duration and stable value account strategies for institutional clients. An employee of JPIMM since 1999 and a portfolio manager of the Fund since 2023, Ms. Herr is a member of the Asset Management Investment Committee (AMIC) and head of Research for the GFICC team.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

J.P. MORGAN INCOME FUNDS

JPMORGAN TRUST I

JPMorgan Short Duration Core Plus Fund

JPMORGAN TRUST II

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

(All Share Classes)

(the “Funds”)

Supplement dated May 23, 2023

to the current Statement of Additional Information, as supplemented

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Funds are hereby deleted in their entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of February 28, 2022:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Core Bond Fund
Richard D. Figuly	28	$41,673,917	15	$19,119794	20	$5,236,250
Justin Rucker	14	15,614,863	6	14,428,951	26	7,534,952
Steven Lear	17	44,049,229	5	15,886,520	14	1,871,625
Andrew Melchiorre**	8	14,738,093	4	3,682,970	23	5,703,345
Edward Fitzpatrick III**	1	262,967	2	51,642	2	1,628,352

Core Plus Bond Fund
Steven Lear	17	63,057,184	5	15,886,520	14	1,871,625
Richard D. Figuly	28	60,681,871	15	19,119,794	20	5,236,250
J. Andrew Norelli	4	17,706,459	7	16,041,405	1	770,504
Lisa Coleman	18	10,431,047	20	23,438,614	22	32,054,613
Thomas Hauser	18	27,155,091	10	28,870,704	33	6,784,099
Kay Herr**	0	0	0	0	0	0

Short Duration Core Plus Fund
Steven Lear	17	70,305,664	5	15,886,520	14	1,871,625
Cary Fitzgerald	2	10,941,975	9	8,521,829	88	35,886,013
Kay Herr**	0	0	0	0	0	0

SUP-SAI-INC-523

The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 28, 2022:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Core Bond Fund
Richard Figuly	0	$0	0	$0	1	$1,332,900
Justin Rucker	0	0	0	0	1	1,332,900
Steven Lear	0	0	0	0	0	0
Andrew Melchiorre**	0	0	0	0	0	0
Edward Fitzpatrick III**	0	0	0	0	1	125,897

Core Plus Bond Fund
Steven Lear	0	0	0	0	0	0
Richard D. Figuly	0	0	0	0	1	1,332,900
J. Andrew Norelli	0	0	0	0	0	0
Lisa Coleman	0	0	0	0	1	286,017
Thomas Hauser	1	40,206	0	0	0	0
Kay Herr**	0	0	0	0	0	0

Short Duration Core Plus Fund
Steven Lear	0	0	0	0	0	0
Cary Fitzgerald	0	0	0	0	1	348,101
Kay Herr**	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	As of February 28, 2023.

In addition, effective immediately, the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Funds are hereby deleted in their entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities of each Fund beneficially owned by each portfolio manager of each Fund, as of February 28, 2022. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to each Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund shares.

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Core Bond Fund
Richard Figuly							X
Justin Rucker						X
Steven Lear							X
Andrew Melchiorre*					X
Edward Fitzpatrick III*	X

Core Plus Bond Fund
Steven Lear							X
Richard D. Figuly	X
J. Andrew Norelli							X
Lisa Coleman	X
Thomas Hauser	X
Kay Herr*	X

Short Duration Core Plus Fund
Steven Lear							X
Cary Fitzgerald					X
Kay Herr*	X

*	As of February 28, 2023.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE